Income Taxes - Summary of Major Components of Deferred Income Tax (Recovery) Expense (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Major components of tax expense (income) [abstract]
Origination and reversal of timing differences	CAD 16.4		CAD 12.7
Change of tax rates	0.6		(1.9)
Unrecognized tax losses and temporary differences	0.4		1.8
Recovery arising from previously unrecognized tax assets	(1.6)
Revaluation due to US tax reform	(12.6)	$ (9.9)
Disposition of a subsidiary	(29.6)
Total deferred income tax (recovery) expense	CAD (26.4)		CAD 12.6